FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 2:    FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the Company’s financial instruments that are carried at fair value:

	February 24, 2013			November 25, 2012
		Fair Value Estimated Using			Fair Value Estimated Using
	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)
	(Dollars in thousands)
Financial assets carried at fair value
Rabbi trust assets	$21,557	$21,557	$—	$20,322	$20,322	$—
Forward foreign exchange contracts, net(3)	9,156	—	9,156	5,792	—	5,792

Total	$30,713	$21,557	$9,156	$26,114	$20,322	$5,792

Financial liabilities carried at fair value
Forward foreign exchange contracts, net(3)	$6,416	$—	$6,416	$3,018	$—	$3,018

(1)	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities.

(2)	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.

(3)	The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.

The following table presents the carrying value — including related accrued interest — and estimated fair value of the Company’s financial instruments that are carried at adjusted historical cost:

	February 24, 2013		November 25, 2012
	Carrying Value	Estimated Fair Value(1)	Carrying Value	Estimated Fair Value(1)
	(Dollars in thousands)
Financial liabilities carried at adjusted historical cost
Senior term loan due 2014	$274,936	$275,622	$324,890	$324,484
4.25% Yen-denominated Eurobonds due 2016	43,591	42,840	48,656	47,201
7.75% Euro senior notes due 2018	404,190	435,844	387,433	416,422
7.625% senior notes due 2020	536,120	582,714	526,223	572,161
6.875% senior notes due 2022	393,382	425,625	386,838	404,163
Short-term borrowings	56,785	56,785	59,861	59,861

Total	$1,709,004	$1,819,430	$1,733,901	$1,824,292

(1)	Fair value estimate incorporates mid-market price quotes.

NOTE 4:    FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the Company’s financial instruments that are carried at fair value:

	November 25, 2012			November 27, 2011
		Fair Value Estimated Using			Fair Value Estimated Using
	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)
	(Dollars in thousands)
Financial assets carried at fair value
Rabbi trust assets	$20,322	$20,322	$—	$18,064	$18,064	$—
Forward foreign exchange contracts, net(3)	5,792	—	5,792	25,992	—	25,992

Total	$26,114	$20,322	$5,792	$44,056	$18,064	$25,992

Financial liabilities carried at fair value
Forward foreign exchange contracts, net(3)	$3,018	$—	$3,018	$5,256	$—	$5,256

(1)	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities. See Note 12 for more information on rabbi trust assets.

(2)	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.

(3)	The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.

The following table presents the carrying value — including related accrued interest — and estimated fair value of the Company’s financial instruments that are carried at adjusted historical cost:

	November 25, 2012		November 27, 2011
	Carrying Value	Estimated Fair Value(1)	Carrying Value	Estimated Fair Value(1)
	(Dollars in thousands)
Financial liabilities carried at adjusted historical cost
Senior revolving credit facility	$—	$—	$200,267	$199,767
Senior term loan due 2014	324,890	324,484	324,663	316,562
8.875% senior notes due 2016	—	—	354,918	366,293
4.25% Yen-denominated Eurobonds due 2016	48,656	47,201	118,618	102,508
7.75% Euro senior notes due 2018	387,433	416,422	401,495	381,478
7.625% senior notes due 2020	526,223	572,161	526,446	519,883
6.875% senior notes due 2022	386,838	404,163	—	—
Short-term borrowings	59,861	59,861	54,975	54,975

Total	$1,733,901	$1,824,292	$1,981,382	$1,941,466

(1)	Fair value estimate incorporates mid-market price quotes.